SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A. (PARENT ONLY)	12 Months Ended
Dec. 31, 2011
SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A. (PARENT ONLY)

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Operations

(in thousands, except share and per share information)

For the period March 11, 2011 (inception) to December 31, 2011
General and administrative expenses	$(1,295)

Operating loss	(1,295)
Equity in losses of subsidiaries	(10,757)
Other income	14

Net loss	$(12,038)

Loss per common share attributable to common stockholders, basic and diluted	$(0.06)

Weighted average number of common shares, basic and diluted	210,321,818

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Comprehensive Income (Loss)

(in thousands)

For the period March 11, 2011 (inception) to December 31, 2011
Net loss	$(12,038)
Other comprehensive income (loss):
Unrecognized loss on derivative instruments	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	1,802

Total other comprehensive loss	(60,284)

Total comprehensive loss	$(72,322)

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Balance Sheet

(in thousands, except share amounts)

December 31, 2011
Assets:
Cash and cash equivalents	$7,226
Prepaid expenses and other current assets	61

Total current assets	7,287

Investment in subsidiary	2,277,787
Other assets	76

Total assets	$2,285,150

Liabilities and shareholders’ equity:
Amount due to subsidiary	$10,509
Accounts payable	259
Accrued expenses	309

Total current liabilities	11,077

Shareholders’ equity:

Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,900,000 outstanding as of December 31, 2011	2,169
Additional paid-in capital	2,344,226
Accumulated other comprehensive loss	(60,284)
Accumulated deficit	(12,038)

Total shareholders’ equity	2,274,073

Total liabilities and shareholders’ equity	$2,285,150

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF PACIFIC DRILLING S.A.

(PARENT ONLY)

Statement of Cash Flows

(in thousands)

For the period March 11, 2011 (inception) to December 31, 2011
Cash flow from operating activities:
Net loss	$(12,038)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of subsidiaries	(10,757)
Share-based compensation expense	10
Changes in operating assets and liabilities:
Other assets	(76)
Prepaid expenses and other current assets	(61)
Accounts payable and accrued expenses	568
Amount due to subsidiary	10,509

Net cash used in operating activities	(11,845)

Cash flow from investing activities:
Capital contributions to consolidated subsidiaries	(606,745)

Net cash used in investing activities	(606,745)

Cash flow from financing activities:
Issuance of common shares	625,816

Net cash provided by financing activities	625,816

Increase in cash and cash equivalents	7,226
Cash and cash equivalents, beginning of period	—

Cash and cash equivalents, end of period	$7,226